RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
NOTE 5 - RELATED PARTY TRANSACTIONS	In view of the Company’s limited operations and resources, none of the Company’s directors and/or officers received any compensation from the Company during the six months ended September 30, 2018.

In view of the Company’s limited operations and resources, none of the Company’s directors and/or officers received any compensation from the Company during the fiscal year ended March 31, 2018 and 2017.